Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund - Class K	May 30, 2023 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798